SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to quarter year end up to September 10, 2021:

•	a lender converted $76,500 in principal for 40,000 shares of common stock.

•	the Company issued 320,000 common shares for gross proceeds of $ 489,600 under a share purchase agreement with Triton (see below).

•	the Company issued 87,500 common shares for gross proceeds of $175,000.

•	the Company issued 15,480 common shares to a lender as compliance for piggy back registration requirements.

•	the Company issued 13,011 common shares to a broker as compensation.

On July 29, 2021, the Company entered into a Common Stock Purchase Agreement (“CSPA”) with Triton Triton Funds LP (“Triton”). The CSPA allows Triton to purchase up to $1 million of common stock of the Company, in tranches ranging between $25,000 and $500,000, as determined by Triton. The sales price for each tranche requires the company to price the sale of the shares at ninety percent (90%) of the lowest traded price of the common stock ten business days prior to the closing. On August 18, 2021, a registration statement filed on Form S-1 covering up to 600,000 shares went effective at which time the CSPA became effective. As part of the CSPA, the Company may not enter into any agreement with similar terms so long as the CSPA remains active, Triton is limited such that purchases of the CSPA may not cause Triton to have an ownership level greater than 9.99% of the Company’s issued and outstanding common stock and Triton may not engage in any short selling of the Company’s common stock. The company has issued 320,000 common shares for gross proceeds of $ 489,600 under this agreement.

On June 4, 2021 the Company’s shareholders consented to an amendment to the Articles of Incorporation of the Company wherein the name of the Company will be changed to “Auto Parts 4Less Group, Inc.”. The Company expects this name change to become effective in the third quarter of 2021.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to January 31, 2020 through to May 14, 2021 the Company entered into the following transactions:

●	The Company issued 993,750 shares at an offering price of $2.00 per share for gross proceeds of $ 1,987,500 as part of the recent REG A filing.

●	In April 2021, accounts payable totaling $950,151 was settled for $96,700 . A gain on settlement of $853,451 was recorded at the time of settlement.

●	In February 2021, the Company entered into an agreement with an investor relations company for services to be provided over the following 2 months for fees totaling $250,000

●	In February 2021 the Company entered into an agreement for marketing services in exchange for 50,000 shares issued in March 2021 having a fair value of $114,000.